Installment Loans (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2017 and 2018 is as follows:

	Millions of yen
	2017	2018
Borrowers in Japan:
Consumer—
Housing loans	¥1,261,571	¥1,375,380
Card loans	270,007	264,323
Other	28,668	34,333

	1,560,246	1,674,036

Corporate—
Real estate companies	270,965	278,076
Non-recourse loans	12,758	18,318
Commercial, industrial and other companies	340,050	301,083

	623,773	597,477

Overseas:
Non-recourse loans	75,968	54,987
Commercial, industrial companies and other	530,924	478,336

	606,892	533,323
Purchased loans*	24,795	18,933

	¥2,815,706	¥2,823,769

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2018, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2019	¥470,042
2020	301,049
2021	278,302
2022	186,835
2023	148,081
Thereafter	1,420,527

Total	¥2,804,836